Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of assets and liabilities by geographical area

	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
Argentina	1,638,973	1,260,851	1,086,308
Mexico	51,316	47,837	18,468

Total noncurrent assets	1,690,289	1,308,688	1,104,776